Events after the reporting period (Detail Textuals) - Events after reporting period - USD ($)	1 Months Ended
	Jun. 30, 2018	Jun. 06, 2018
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary	100.00%
Number of restricted ordinary shares issued		485,145
Value of restricted ordinary shares issued		$ 1,067,300
Par value per share		$ 2.20
Number of restricted ordinary shares to be issue		3,000,000